UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 29, 2018

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West S&P Small Cap 600® Index Fund
(Institutional, Investor and Class L)
Semi-Annual Report
June 29, 2018
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 29, 2018
Sector	Percentage of Fund Investments
Financial	20.39%
Consumer, Non-cyclical	18.19
Industrial	17.05
Consumer, Cyclical	13.69
Technology	7.58
Communications	5.09
Energy	4.01
Basic Materials	3.76
Utilities	2.05
Short Term Investments	8.19
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Institutional Class
Actual	$1,000.00	$1,092.50	$1.03
Hypothetical (5% return before expenses)	$1,000.00	$1,023.70	$1.00
Investor Class
Actual	$1,000.00	$1,090.80	$2.89
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$2.79
Class L
Actual	$1,000.00	$1,089.00	$4.17
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.04
* Expenses are equal to the Fund's annualized expense ratio of 0.20% for the Institutional Class, 0.56% for the Investor Class and 0.81% for the Class L shares, multiplied by the average account value over the period, multiplied by 180/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.04%
35,066	A Schulman Inc	$ 1,560,437
33,931	Aceto Corp	113,669
36,911	AdvanSix Inc(a)	1,352,050
365,890	AK Steel Holding Corp(a)(b)	1,587,963
30,254	American Vanguard Corp	694,329
37,304	Balchem Corp	3,661,015
60,593	Century Aluminum Co(a)	954,340
18,885	Clearwater Paper Corp(a)	436,243
11,002	Hawkins Inc	388,921
60,435	HB Fuller Co	3,244,151
49,144	Ingevity Corp(a)	3,973,784
23,158	Innophos Holdings Inc	1,102,321
29,299	Innospec Inc	2,242,838
19,875	Kaiser Aluminum Corp	2,069,186
23,370	Koppers Holdings Inc(a)	896,239
38,213	Kraton Corp(a)	1,763,148
23,070	Materion Corp	1,249,240
19,222	Neenah Inc	1,630,987
53,129	PH Glatfelter Co	1,040,797
15,466	Quaker Chemical Corp	2,395,219
58,893	Rayonier Advanced Materials Inc(b)	1,006,481
35,076	Schweitzer-Mauduit International Inc	1,533,523
23,871	Stepan Co	1,862,177
91,267	US Silica Holdings Inc(b)	2,344,649
		39,103,707
Communications — 5.46%
111,342	8x8 Inc(a)	2,232,407
56,941	ADTRAN Inc	845,574
12,718	ATN International Inc	671,129
53,708	Blucora Inc(a)	1,987,196
41,219	CalAmp Corp(a)	965,761
50,156	Cincinnati Bell Inc(a)	787,449
48,991	Cogent Communications Holdings Inc	2,616,119
27,473	Comtech Telecommunications Corp	875,839
76,958	Consolidated Communications Holdings Inc(b)	951,201
16,477	ePlus Inc(a)	1,550,486
64,452	EW Scripps Co Class A	863,012
139,305	Extreme Networks Inc(a)	1,108,868
136,383	Finisar Corp(a)(b)	2,454,894
92,000	Frontier Communications Corp(b)	493,120
18,399	FTD Cos Inc(a)	85,371
137,219	Gannett Co Inc	1,468,243
94,711	Harmonic Inc(a)	402,522
30,120	HealthStream Inc	822,577
97,654	Iridium Communications Inc(a)	1,572,229
29,652	Liquidity Services Inc(a)	194,221
37,137	NETGEAR Inc(a)	2,321,063
Shares		Fair Value
Communications — (continued)
70,849	New Media Investment Group Inc	$ 1,309,290
77,051	NIC Inc	1,198,143
205,222	Oclaro Inc(a)	1,832,632
42,530	Perficient Inc(a)	1,121,516
43,221	QuinStreet Inc(a)	548,907
32,194	Scholastic Corp	1,426,516
38,956	Shutterfly Inc(a)	3,507,209
21,722	Shutterstock Inc(a)	1,030,926
24,531	Spok Holdings Inc	369,192
19,501	Stamps.com Inc(a)	4,934,728
261,044	Viavi Solutions Inc(a)	2,673,091
259,418	Vonage Holdings Corp(a)	3,343,898
46,926	World Wrestling Entertainment Inc Class A(b)	3,417,151
27,702	XO Group Inc(a)	886,464
		52,868,944
Consumer, Cyclical — 14.70%
77,549	Abercrombie & Fitch Co Class A	1,898,400
15,072	Allegiant Travel Co	2,094,254
114,016	American Axle & Manufacturing Holdings Inc(a)	1,774,089
34,843	Anixter International Inc(a)	2,205,562
21,781	Asbury Automotive Group Inc(a)	1,493,088
195,396	Ascena Retail Group Inc(a)	778,653
41,761	Barnes & Noble Education Inc(a)	235,532
66,180	Barnes & Noble Inc	420,243
100,183	Belmond Ltd Class A(a)	1,117,040
21,984	Big 5 Sporting Goods Corp(b)	167,078
21,762	BJ's Restaurants Inc	1,305,720
33,290	Buckle Inc(b)	895,501
52,132	Caleres Inc	1,792,819
109,436	Callaway Golf Co	2,076,001
28,650	Cato Corp Class A	705,363
9,801	Cavco Industries Inc(a)	2,035,178
155,501	Chico's FAS Inc	1,265,778
19,723	Children's Place Inc(b)	2,382,538
20,270	Chuy's Holdings Inc(a)(b)	622,289
59,480	Cooper Tire & Rubber Co	1,564,324
19,285	Cooper-Standard Holdings Inc(a)	2,519,971
53,708	Core-Mark Holding Co Inc	1,219,172
80,728	Crocs Inc(a)	1,421,620
48,570	Daktronics Inc	413,331
46,416	Dave & Buster's Entertainment Inc(a)	2,209,402
20,437	Dine Brands Global Inc(b)	1,528,688
34,414	Dorman Products Inc(a)	2,350,820
83,688	DSW Inc Class A	2,160,824
24,259	El Pollo Loco Holdings Inc(a)	276,553
43,953	Essendant Inc	581,059
29,386	Ethan Allen Interiors Inc	719,957

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
92,917	Express Inc(a)	$ 850,191
61,639	EZCORP Inc Class A(a)(b)	742,750
31,834	Fiesta Restaurant Group Inc(a)(b)	913,636
53,674	FirstCash Inc	4,822,609
50,336	Fossil Group Inc(a)(b)	1,352,528
43,280	Fox Factory Holding Corp(a)	2,014,684
42,466	Francesca's Holdings Corp(a)	320,618
48,380	G-III Apparel Group Ltd(a)	2,148,072
121,817	GameStop Corp Class A(b)	1,774,874
22,986	Genesco Inc(a)	912,544
44,486	Gentherm Inc(a)	1,748,300
23,798	Group 1 Automotive Inc	1,499,274
70,058	Guess? Inc	1,499,241
23,930	Haverty Furniture Cos Inc	516,888
61,011	Hawaiian Holdings Inc	2,193,345
23,567	Hibbett Sports Inc(a)(b)	539,684
23,829	Installed Building Products Inc(a)	1,347,530
69,868	Interface Inc	1,603,471
32,250	iRobot Corp(a)(b)	2,443,582
378,934	JC Penney Co Inc(a)(b)	886,706
19,450	Kirkland's Inc(a)	226,398
56,090	La-Z-Boy Inc	1,716,354
29,895	LCI Industries	2,695,034
21,599	LGI Homes Inc(a)(b)	1,246,910
28,017	Lithia Motors Inc Class A	2,649,568
33,120	Lumber Liquidators Holdings Inc(a)(b)	806,472
33,007	M/I Homes Inc(a)	874,025
22,640	Marcus Corp	735,800
26,216	MarineMax Inc(a)	496,793
27,443	Marriott Vacations Worldwide Corp	3,099,961
51,830	MDC Holdings Inc	1,594,809
44,871	Meritage Homes Corp(a)	1,972,080
53,582	Mobile Mini Inc	2,512,996
13,526	Monarch Casino & Resort Inc(a)	595,820
22,206	Motorcar Parts of America Inc(a)(b)	415,474
18,003	Movado Group Inc	869,545
37,967	Nautilus Inc(a)	596,082
610,000	Office Depot Inc	1,555,500
20,421	Oxford Industries Inc	1,694,535
100,881	Penn National Gaming Inc(a)	3,388,593
15,641	Perry Ellis International Inc(a)	424,966
23,985	PetMed Express Inc(b)	1,056,539
15,041	Red Robin Gourmet Burgers Inc(a)(b)	700,911
40,139	Regis Corp(a)	663,899
22,326	RH (a)(b)	3,118,942
33,822	Ruth's Hospitality Group Inc	948,707
29,639	ScanSource Inc(a)	1,194,452
23,121	Shake Shack Inc Class A(a)(b)	1,530,148
13,377	Shoe Carnival Inc	434,084
61,939	SkyWest Inc	3,214,634
43,299	Sleep Number Corp(a)	1,256,537
29,657	Sonic Automotive Inc Class A	610,934
Shares		Fair Value
Consumer, Cyclical — (continued)
43,554	Sonic Corp	$ 1,499,129
23,669	Standard Motor Products Inc	1,144,159
61,837	Steven Madden Ltd	3,283,545
26,507	Superior Industries International Inc	474,475
58,240	Tailored Brands Inc	1,486,285
40,026	Tile Shop Holdings Inc(b)	308,200
57,484	Titan International Inc	616,803
20,239	Unifi Inc(a)	641,576
18,074	UniFirst Corp	3,197,291
17,434	Universal Electronics Inc(a)	576,194
23,664	Vera Bradley Inc(a)	332,243
12,808	Veritiv Corp(a)	510,399
69,819	Vista Outdoor Inc(a)	1,081,496
31,740	Vitamin Shoppe Inc(a)(b)	220,593
68,576	Wabash National Corp	1,279,628
31,095	William Lyon Homes Class A(a)	721,404
35,054	Wingstop Inc	1,827,014
34,857	Winnebago Industries Inc	1,415,194
111,236	Wolverine World Wide Inc	3,867,676
21,274	Zumiez Inc(a)	532,914
		142,275,094
Consumer, Non-Cyclical — 19.54%
27,451	Abaxis Inc	2,278,708
78,898	ABM Industries Inc	2,302,244
55,516	Acorda Therapeutics Inc(a)	1,593,309
30,400	Alarm.com Holdings Inc(a)(b)	1,227,552
41,966	AMAG Pharmaceuticals Inc(a)(b)	818,337
33,141	Amedisys Inc(a)	2,832,230
18,915	American Public Education Inc(a)	796,321
55,508	AMN Healthcare Services Inc(a)(b)	3,252,769
41,163	Amphastar Pharmaceuticals Inc(a)	628,147
30,920	Andersons Inc	1,057,464
42,691	AngioDynamics Inc(a)	949,448
10,825	ANI Pharmaceuticals Inc(a)	723,110
17,350	Anika Therapeutics Inc(a)	555,200
57,450	ASGN Inc(a)	4,492,015
526,729	Avon Products Inc(a)	853,301
76,412	B&G Foods Inc(b)	2,284,719
36,638	BioTelemetry Inc(a)	1,648,710
19,136	Calavo Growers Inc(b)	1,839,926
36,099	Cal-Maine Foods Inc(a)	1,655,139
39,679	Cambrex Corp(a)	2,075,212
14,156	Capella Education Co	1,397,197
54,113	Cardtronics PLC Class A(a)(b)	1,308,452
78,190	Career Education Corp(a)	1,264,332
12,014	Central Garden & Pet Co(a)(b)	522,369
42,406	Central Garden & Pet Co Class A(a)	1,716,171
5,449	Coca-Cola Bottling Co Consolidated	736,323

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
136,516	Community Health Systems Inc(a)(b)	$ 453,233
28,763	CONMED Corp	2,105,452
113,998	Corcept Therapeutics Inc(a)(b)	1,792,049
11,259	CorVel Corp(a)	607,986
42,566	Cross Country Healthcare Inc(a)	478,867
37,479	CryoLife Inc(a)	1,043,790
16,110	Cutera Inc(a)	649,233
62,903	Cytokinetics Inc(a)	522,095
192,600	Darling Ingredients Inc(a)	3,828,888
109,043	Dean Foods Co	1,146,042
76,015	Depomed Inc(a)	507,020
58,555	Diplomat Pharmacy Inc(a)	1,496,666
9,716	Eagle Pharmaceuticals Inc(a)	735,113
42,304	Emergent BioSolutions Inc(a)	2,135,929
16,664	Enanta Pharmaceuticals Inc(a)	1,931,358
242,000	Endo International PLC(a)	2,282,060
57,158	Ensign Group Inc	2,047,400
69,139	EVERTEC Inc	1,510,687
11,495	Forrester Research Inc	482,215
43,893	FTI Consulting Inc(a)	2,654,649
55,230	Green Dot Corp Class A(a)	4,053,330
62,378	HealthEquity Inc(a)	4,684,588
21,530	Heidrick & Struggles International Inc	753,550
7,707	Heska Corp(a)	799,910
97,665	HMS Holdings Corp(a)	2,111,517
81,525	Innoviva Inc(a)(b)	1,125,045
20,690	Inogen Inc(a)	3,855,168
44,444	Insperity Inc	4,233,291
32,457	Integer Holdings Corp(a)	2,098,345
20,261	Inter Parfums Inc	1,083,963
38,185	Invacare Corp(b)	710,241
17,274	J&J Snack Foods Corp	2,633,767
10,238	John B Sanfilippo & Son Inc	762,219
36,625	Kelly Services Inc Class A	822,231
110,972	Kindred Healthcare Inc(a)	998,748
66,022	Korn/Ferry International	4,088,742
36,275	Lannett Co Inc(a)(b)	493,340
34,451	Lantheus Holdings Inc(a)	501,262
18,425	LeMaitre Vascular Inc	616,869
34,812	LHC Group Inc(a)	2,979,559
24,807	Ligand Pharmaceuticals Inc(a)	5,139,266
41,056	LSC Communications Inc	642,937
48,670	Luminex Corp	1,437,225
29,243	Magellan Health Inc(a)	2,805,866
37,236	Matthews International Corp Class A	2,189,477
77,570	Medicines Co(a)(b)	2,846,819
12,385	Medifast Inc	1,983,582
49,999	Meridian Bioscience Inc	794,984
57,711	Merit Medical Systems Inc(a)	2,954,803
15,000	MGP Ingredients Inc	1,332,150
118,853	MiMedx Group Inc(a)(b)	759,471
90,222	Momenta Pharmaceuticals Inc(a)	1,845,040
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
39,450	Monro Inc(b)	$ 2,292,045
83,547	Myriad Genetics Inc(a)	3,122,151
39,662	Natus Medical Inc(a)	1,368,339
54,370	Navigant Consulting Inc(a)	1,203,752
60,417	Neogen Corp(a)	4,844,839
34,076	Nutrisystem Inc	1,311,926
71,230	OraSure Technologies Inc(a)	1,173,158
21,945	Orthofix International NV(a)	1,246,915
73,579	Owens & Minor Inc	1,229,505
23,205	Phibro Animal Health Corp Class A	1,068,590
86,758	Progenics Pharmaceuticals Inc(a)(b)	697,534
12,396	Providence Service Corp(a)	973,706
38,072	Quorum Health Corp(a)	190,360
31,968	REGENXBIO Inc(a)	2,293,704
61,988	Rent-A-Center Inc	912,463
44,053	Repligen Corp(a)(b)	2,072,253
34,001	Resources Connection Inc	574,617
81,402	RR Donnelley & Sons Co	468,876
125,341	Select Medical Holdings Corp(a)	2,274,939
8,812	Seneca Foods Corp Class A(a)	237,924
43,360	SpartanNash Co	1,106,547
108,095	Spectrum Pharmaceuticals Inc(a)	2,265,671
12,853	Strayer Education Inc	1,452,518
61,643	Supernus Pharmaceuticals Inc(a)	3,689,334
44,599	SUPERVALU Inc(a)(b)	915,171
14,995	Surmodics Inc(a)	827,724
18,284	Tactile Systems Technology Inc(a)	950,768
35,231	Team Inc(a)(b)	813,836
41,380	Tivity Health Inc(a)(b)	1,456,576
150,868	Travelport Worldwide Ltd	2,797,093
44,591	TrueBlue Inc(a)	1,201,727
28,638	Universal Corp	1,891,540
14,933	US Physical Therapy Inc	1,433,568
45,636	Varex Imaging Corp(a)	1,692,639
24,787	Viad Corp	1,344,695
16,048	WD-40 Co	2,347,020
		189,100,765
Energy — 4.31%
153,788	Archrock Inc	1,845,456
36,325	Bristow Group Inc(b)	512,546
77,000	C&J Energy Services Inc(a)	1,817,200
26,131	CARBO Ceramics Inc(a)(b)	239,621
90,237	Carrizo Oil & Gas Inc(a)(b)	2,513,101
87,270	Cloud Peak Energy Inc(a)	304,572
30,000	CONSOL Energy Inc(a)	1,150,500
475,631	Denbury Resources Inc(a)	2,287,785
24,732	Era Group Inc(a)	320,279
37,698	Exterran Corp(a)	943,958
66,074	Flotek Industries Inc(a)(b)	213,419
31,615	FutureFuel Corp	442,926

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
Energy — (continued)
14,853	Geospace Technologies Corp(a)	$ 208,833
44,989	Green Plains Inc	823,299
15,971	Gulf Island Fabrication Inc(b)	143,739
160,982	Helix Energy Solutions Group Inc(a)	1,340,980
115,768	HighPoint Resources Corp(a)	703,869
30,810	Matrix Service Co(a)	565,364
108,826	Newpark Resources Inc(a)	1,180,762
290,038	Noble Corp PLC(a)	1,835,941
69,499	Oil States International Inc(a)	2,230,918
29,290	Par Pacific Holdings Inc(a)	509,060
77,099	PDC Energy Inc(a)	4,660,635
14,285	Penn Virginia Corp(a)	1,212,654
95,241	Pioneer Energy Services Corp(a)	557,160
85,430	ProPetro Holding Corp(a)	1,339,542
36,264	Renewable Energy Group Inc(a)	647,312
6,811	REX American Resources Corp(a)	551,487
65,007	Ring Energy Inc(a)	820,388
19,866	SEACOR Holdings Inc(a)	1,137,726
44,025	SolarEdge Technologies Inc(a)(b)	2,106,596
283,194	SRC Energy Inc(a)	3,120,798
76,398	SunCoke Energy Inc(a)	1,023,733
154,812	TETRA Technologies Inc(a)	688,913
64,619	Unit Corp(a)	1,651,662
		41,652,734
Financial — 21.91%
95,169	Acadia Realty Trust REIT	2,604,775
35,581	Agree Realty Corp REIT	1,877,609
52,348	Ambac Financial Group Inc(a)	1,039,108
47,911	American Assets Trust Inc REIT	1,834,512
104,972	American Equity Investment Life Holding Co	3,778,992
47,703	Ameris Bancorp	2,544,955
22,604	AMERISAFE Inc	1,305,381
132,245	Apollo Commercial Real Estate Finance Inc REIT	2,417,439
52,224	Armada Hoffler Properties Inc REIT	778,138
48,683	ARMOUR Residential Inc REIT	1,110,459
50,204	Banc of California Inc	981,488
37,879	Banner Corp	2,277,664
44,172	Berkshire Hills Bancorp Inc	1,793,383
65,223	BofI Holding Inc(a)	2,668,273
96,188	Boston Private Financial Holdings Inc	1,529,389
95,276	Brookline Bancorp Inc	1,772,134
111,745	Capstead Mortgage Corp REIT	1,000,118
92,475	CareTrust Inc REIT	1,543,408
204,082	CBL & Associates Properties Inc REIT(b)	1,136,737
Shares		Fair Value
Financial — (continued)
91,259	Cedar Realty Trust Inc REIT	$ 430,742
34,992	Central Pacific Financial Corp	1,002,521
55,915	Chatham Lodging Trust REIT	1,186,516
68,966	Chesapeake Lodging Trust REIT	2,182,084
18,092	City Holding Co	1,361,061
87,362	Columbia Banking System Inc	3,573,106
60,757	Community Bank System Inc	3,588,916
19,893	Community Healthcare Trust Inc	594,204
34,203	Customers Bancorp Inc(a)	970,681
118,875	CVB Financial Corp	2,665,177
233,006	DiamondRock Hospitality Co REIT	2,861,314
35,698	Dime Community Bancshares Inc	696,111
69,584	Easterly Government Properties Inc REIT	1,374,980
40,789	EastGroup Properties Inc REIT	3,897,797
19,199	eHealth Inc(a)	424,298
39,589	Employers Holdings Inc	1,591,478
28,891	Encore Capital Group Inc(a)(b)	1,057,411
40,965	Enova International Inc(a)	1,497,271
25,585	Fidelity Southern Corp	650,115
76,029	Financial Engines Inc	3,413,702
208,174	First BanCorp(a)	1,592,531
117,980	First Commonwealth Financial Corp	1,829,870
116,539	First Financial Bancorp	3,571,920
78,850	First Financial Bankshares Inc(b)	4,013,465
123,207	First Midwest Bancorp Inc	3,138,082
74,215	Four Corners Property Trust Inc REIT	1,827,915
13,123	Franklin Financial Network Inc(a)	493,425
124,681	Franklin Street Properties Corp REIT	1,067,269
38,919	Getty Realty Corp REIT	1,096,348
92,464	Glacier Bancorp Inc	3,576,507
81,720	Global Net Lease Inc REIT	1,669,540
116,491	Government Properties Income Trust REIT	1,846,382
68,438	Great Western Bancorp Inc	2,873,712
30,000	Green Bancorp Inc	648,000
26,270	Greenhill & Co Inc(b)	746,068
37,993	Hanmi Financial Corp	1,077,102
9,261	HCI Group Inc	384,980
32,727	Heritage Financial Corp	1,140,536
45,478	Hersha Hospitality Trust REIT	975,503
44,471	HFF Inc Class A	1,527,579
31,837	HomeStreet Inc(a)	858,007
148,270	Hope Bancorp Inc	2,643,654
49,233	Horace Mann Educators Corp	2,195,792

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
Financial — (continued)
106,963	Independence Realty Trust Inc REIT	$ 1,102,788
32,138	Independent Bank Corp(b)	2,519,619
12,500	Infinity Property & Casualty Corp	1,779,375
18,513	International FCStone Inc(a)	957,307
131,713	Invesco Mortgage Capital	2,094,237
39,166	Investment Technology Group Inc	819,353
36,000	James River Group Holdings Ltd	1,414,440
98,166	Kite Realty Group Trust REIT	1,676,675
49,423	LegacyTexas Financial Group Inc	1,928,485
255,527	Lexington Realty Trust REIT	2,230,751
46,617	LTC Properties Inc REIT	1,992,411
84,306	Maiden Holdings Ltd	653,371
10,565	Meta Financial Group Inc	1,029,031
32,821	National Bank Holdings Corp Class A	1,266,562
60,146	National Storage Affiliates Trust REIT	1,853,700
26,036	Navigators Group Inc	1,484,052
50,891	NBT Bancorp Inc	1,941,492
132,000	New York Mortgage Trust Inc REIT(b)	793,320
69,069	NMI Holdings Inc(a)	1,125,825
53,993	Northfield Bancorp Inc	897,364
123,428	Northwest Bancshares Inc	2,146,413
50,255	OFG Bancorp	706,083
156,334	Old National Bancorp	2,907,812
20,425	Opus Bank(b)	586,197
45,820	Oritani Financial Corp	742,284
46,704	Pacific Premier Bancorp Inc(a)	1,781,758
83,146	Pennsylvania Real Estate Investment Trust(b)	913,774
72,000	PennyMac Mortgage Investment Trust REIT	1,367,280
16,855	Piper Jaffray Cos	1,295,307
54,325	PRA Group Inc(a)	2,094,229
63,867	ProAssurance Corp	2,264,085
70,671	Provident Financial Services Inc	1,945,573
23,084	PS Business Parks Inc REIT	2,966,294
91,853	Ramco-Gershenson Properties Trust REIT	1,213,378
21,531	RE/MAX Holdings Inc Class A	1,129,301
129,995	Retail Opportunity Investments Corp REIT	2,490,704
46,563	RLI Corp	3,082,005
42,292	S&T Bancorp Inc	1,828,706
18,457	Safety Insurance Group Inc	1,576,228
14,298	Saul Centers Inc REIT	766,087
55,147	Seacoast Banking Corp of Florida(a)(b)	1,741,542
68,847	Selective Insurance Group Inc	3,786,585
52,511	ServisFirst Bancshares Inc	2,191,284
Shares		Fair Value
Financial — (continued)
90,764	Simmons First National Corp Class A	$ 2,713,844
32,733	Southside Bancshares Inc	1,102,447
27,606	Stewart Information Services Corp	1,188,990
126,409	Summit Hotel Properties Inc REIT	1,808,913
93,950	Third Point Reinsurance Ltd(a)	1,174,375
15,058	Tompkins Financial Corp	1,293,181
114,736	TrustCo Bank Corp NY	1,021,150
88,001	United Community Banks Inc	2,698,991
24,825	United Fire Group Inc	1,353,211
25,213	United Insurance Holdings Corp	493,670
14,622	Universal Health Realty Income Trust REIT	935,516
39,152	Universal Insurance Holdings Inc	1,374,235
34,568	Urstadt Biddle Properties Inc REIT Class A	782,274
8,545	Virtus Investment Partners Inc	1,093,333
95,214	Waddell & Reed Financial Inc Class A(b)	1,710,996
45,098	WageWorks Inc(a)	2,254,900
32,527	Walker & Dunlop Inc	1,810,128
225,000	Washington Prime Group Inc REIT	1,824,750
32,007	Westamerica Bancorporation	1,808,716
43,586	Whitestone REIT	543,953
140,711	WisdomTree Investments Inc	1,277,656
7,196	World Acceptance Corp(a)	798,828
		211,954,758
Industrial — 18.32%
48,816	AAON Inc(a)	1,623,132
37,578	AAR Corp	1,747,001
72,663	Actuant Corp Class A	2,132,659
44,152	Advanced Energy Industries Inc(a)	2,564,790
38,642	Aegion Corp(a)	995,032
90,461	Aerojet Rocketdyne Holdings Inc(a)(b)	2,667,695
25,780	Aerovironment Inc(a)	1,841,465
11,593	Alamo Group Inc	1,047,543
33,493	Albany International Corp Class A	2,014,604
16,678	American Woodmark Corp(a)	1,526,871
33,304	Apogee Enterprises Inc	1,604,254
45,033	Applied Industrial Technologies Inc	3,159,065
22,556	Applied Optoelectronics Inc(a)(b)	1,012,764
31,253	ArcBest Corp	1,428,262
23,262	Astec Industries Inc	1,391,068
30,765	Atlas Air Worldwide Holdings Inc(a)	2,205,851
67,564	Axon Enterprise Inc(a)	4,268,694

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
Industrial — (continued)
31,485	AZZ Inc	$ 1,368,023
35,211	Badger Meter Inc	1,573,932
57,114	Barnes Group Inc	3,364,015
12,746	Bel Fuse Inc Class B	266,391
54,701	Benchmark Electronics Inc	1,594,534
46,607	Boise Cascade Co	2,083,333
56,089	Brady Corp Class A	2,162,231
50,117	Briggs & Stratton Corp	882,560
35,761	Chart Industries Inc(a)	2,205,739
23,890	CIRCOR International Inc	882,974
42,798	Comfort Systems USA Inc	1,960,148
23,200	Control4 Corp(a)	563,992
39,110	CTS Corp	1,407,960
30,240	Cubic Corp	1,941,408
18,402	DXP Enterprises Inc(a)	702,956
30,265	Echo Global Logistics Inc(a)	885,251
39,165	Electro Scientific Industries Inc(a)	617,632
24,861	Encore Wire Corp	1,179,654
24,682	EnPro Industries Inc	1,726,506
31,262	ESCO Technologies Inc	1,803,817
62,184	Exponent Inc	3,003,487
44,717	Fabrinet (a)	1,649,610
20,423	FARO Technologies Inc(a)	1,109,990
68,436	Federal Signal Corp	1,593,874
33,981	Forward Air Corp	2,007,597
44,728	Franklin Electric Co Inc	2,017,233
37,743	Gibraltar Industries Inc(a)	1,415,363
32,681	Greenbrier Cos Inc	1,723,923
40,710	Griffon Corp	724,638
93,837	Harsco Corp(a)	2,073,798
14,650	Haynes International Inc	538,241
58,116	Heartland Express Inc	1,078,052
73,248	Hillenbrand Inc	3,453,643
38,908	Hub Group Inc Class A(a)	1,937,618
63,694	II-VI Inc(a)	2,767,504
21,389	Insteel Industries Inc	714,393
40,823	Itron Inc(a)	2,451,421
37,769	John Bean Technologies Corp	3,357,664
32,575	Kaman Corp	2,270,152
104,313	KapStone Paper and Packaging Corp	3,598,799
59,837	KEMET Corp(a)	1,445,064
103,292	Knowles Corp(a)	1,580,368
12,184	Lindsay Corp(b)	1,181,726
26,888	LSB Industries Inc(a)	142,506
20,554	Lydall Inc(a)	897,182
44,975	Marten Transport Ltd	1,054,664
51,480	Matson Inc	1,975,802
42,356	Methode Electronics Inc	1,706,947
38,750	Moog Inc Class A	3,020,950
68,090	Mueller Industries Inc	2,009,336
16,175	Multi-Color Corp	1,045,714
31,696	Myers Industries Inc	608,563
19,308	MYR Group Inc(a)	684,662
5,910	National Presto Industries Inc(b)	732,840
11,248	Olympic Steel Inc	229,572
Shares		Fair Value
Industrial — (continued)
34,828	Orion Group Holdings Inc(a)	$ 287,679
20,429	OSI Systems Inc(a)	1,579,775
21,934	Park Electrochemical Corp	508,649
27,521	Patrick Industries Inc(a)	1,564,569
57,643	PGT Innovations Inc(a)	1,201,857
38,852	Plexus Corp(a)	2,313,248
10,006	Powell Industries Inc	348,509
29,336	Proto Labs Inc(a)	3,489,517
40,396	Quanex Building Products Corp	725,108
43,266	Raven Industries Inc	1,663,578
21,908	Rogers Corp(a)	2,441,866
29,940	Saia Inc(a)	2,420,649
78,431	Sanmina Corp(a)	2,298,028
47,906	Simpson Manufacturing Co Inc	2,979,274
51,824	SPX Corp(a)	1,816,431
51,155	SPX FLOW Inc(a)	2,239,054
15,535	Standex International Corp	1,587,677
20,295	Sturm Ruger & Co Inc(b)	1,136,520
20,979	Tennant Co	1,657,341
65,056	Tetra Tech Inc	3,805,776
45,404	TimkenSteel Corp(a)	742,355
42,512	TopBuild Corp(a)	3,330,390
29,424	Tredegar Corp	691,464
70,400	Trex Co Inc(a)	4,406,336
60,086	Triumph Group Inc	1,177,686
110,898	TTM Technologies Inc(a)	1,955,132
70,997	Universal Forest Products Inc	2,599,910
18,992	US Concrete Inc(a)(b)	997,080
26,545	US Ecology Inc	1,690,917
18,429	Vicor Corp(a)(b)	802,583
32,480	Watts Water Technologies Inc Class A	2,546,432
		177,212,092
Technology — 8.14%
136,000	3D Systems Corp(a)(b)	1,878,160
16,823	Agilysys Inc(a)	260,757
39,055	Axcelis Technologies Inc(a)	773,289
41,528	Bottomline Technologies de Inc(a)	2,069,340
81,883	Brooks Automation Inc	2,671,023
30,631	Cabot Microelectronics Corp	3,294,670
28,870	CACI International Inc Class A(a)	4,866,038
26,226	CEVA Inc(a)	792,025
33,262	Cohu Inc	815,252
13,005	Computer Programs & Systems Inc(b)	427,864
49,266	Cray Inc(a)	1,211,944
40,403	CSG Systems International Inc	1,651,271
92,000	Diebold Nixdorf Inc(b)	1,099,400
30,209	Digi International Inc(a)	398,759
46,479	Diodes Inc(a)	1,602,131
40,153	Donnelley Financial Solutions Inc(a)	697,458

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
Technology — (continued)
27,442	DSP Group Inc(a)	$ 341,653
25,305	Ebix Inc(b)	1,929,506
52,326	Electronics For Imaging Inc(a)	1,703,735
20,836	Engility Holdings Inc(a)	638,415
41,255	ExlService Holdings Inc(a)	2,335,446
88,256	FormFactor Inc(a)	1,173,805
41,494	Insight Enterprises Inc(a)	2,030,301
77,600	Kopin Corp(a)(b)	221,936
79,665	Kulicke & Soffa Industries Inc	1,897,620
63,291	LivePerson Inc(a)	1,335,440
31,528	ManTech International Corp Class A	1,691,162
73,694	MaxLinear Inc(a)	1,148,889
55,282	Mercury Systems Inc(a)	2,104,033
11,415	MicroStrategy Inc Class A(a)	1,458,266
49,689	Monotype Imaging Holdings Inc	1,008,687
21,213	MTS Systems Corp	1,116,864
28,420	Nanometrics Inc(a)	1,006,352
46,388	Omnicell Inc(a)	2,433,051
34,880	OneSpan Inc(a)	685,392
33,000	PDF Solutions Inc(a)(b)	395,340
85,578	Photronics Inc(a)	682,485
34,557	Power Integrations Inc	2,524,389
53,272	Progress Software Corp	2,068,019
54,785	Quality Systems Inc(a)	1,068,307
38,810	Qualys Inc(a)	3,271,683
124,633	Rambus Inc(a)	1,562,898
36,727	Rudolph Technologies Inc(a)	1,087,119
77,756	Semtech Corp(a)	3,658,420
20,541	SPS Commerce Inc(a)	1,509,353
44,965	Super Micro Computer Inc(a)	1,063,422
48,384	Sykes Enterprises Inc(a)	1,392,492
15,940	Tabula Rasa HealthCare Inc(a)	1,017,450
148,132	TiVo Corp	1,992,375
16,082	TTEC Holdings Inc	555,633
45,000	Ultra Clean Holdings Inc(a)	747,000
57,566	Veeco Instruments Inc(a)	820,316
33,130	Virtusa Corp(a)	1,612,768
59,769	Xperi Corp	962,281
		78,761,684
Utilities — 2.20%
42,647	American States Water Co	2,437,703
76,573	Avista Corp	4,032,334
57,701	California Water Service Group	2,247,454
47,203	El Paso Electric Co	2,789,697
34,725	Northwest Natural Gas Co	2,215,455
100,362	South Jersey Industries Inc(b)	3,359,116
59,151	Spire Inc	4,179,018
		21,260,777
TOTAL COMMON STOCK — 98.62% (Cost $717,435,324)		$ 954,190,555
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.28%
$12,400,000	Federal Home Loan Bank 1.65%, 07/02/2018	$ 12,398,877
Repurchase Agreements — 7.52%
17,267,561	Undivided interest of 18.64% in a repurchase agreement (principal amount/value $92,765,073 with a maturity value of $92,781,384) with RBC Capital Markets Corp, 2.11%, dated 6/29/18 to be repurchased at $17,267,561 on 7/2/18 collateralized by various U.S. Government Agency securities, 3.00% - 7.00%, 11/1/36 - 6/1/48, with a value of $94,620,374.(c)	17,267,561
17,472,729	Undivided interest of 20.22% in a repurchase agreement (principal amount/value $86,553,026 with a maturity value of $86,568,317) with Deutsche Bank Securities Inc, 2.12%, dated 6/29/18 to be repurchased at $17,472,729 on 7/2/18 collateralized by various U.S. Government Agency securities, 0.00% - 7.25%, 7/27/18 - 9/6/44, with a value of $88,284,086.(c)	17,472,729
17,267,561	Undivided interest of 32.47% in a repurchase agreement (principal amount/value $53,274,312 with a maturity value of $53,283,724) with Scotia Capital (USA) Inc, 2.12%, dated 6/29/18 to be repurchased at $17,267,561 on 7/2/18 collateralized by various U.S. Government Agency securities, 2.50% - 6.43%, 2/1/21 - 6/1/48, with a value of $54,349,398.(c)	17,267,561

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 3,221,071	Undivided interest of 50.30% in a repurchase agreement (principal amount/value $6,411,842 with a maturity value of $6,412,948) with Bank of Montreal, 2.07%, dated 6/29/18 to be repurchased at $3,221,071 on 7/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 7/31/18 - 6/1/48, with a value of $6,540,082.(c)	$ 3,221,071
17,472,729	Undivided interest of 53.59% in a repurchase agreement (principal amount/value $32,648,447 with a maturity value of $32,654,269) with ING Financial Markets LLC, 2.14%, dated 6/29/18 to be repurchased at $17,472,729 on 7/2/18 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 1.38% - 6.00%, 9/1/18 - 6/1/48, with a value of $33,301,422.(c)	17,472,729
72,701,651
SHORT TERM INVESTMENTS — 8.80% (Cost $85,100,528)		$ 85,100,528
TOTAL INVESTMENTS — 107.42% (Cost $802,535,852)		$1,039,291,083
OTHER ASSETS & LIABILITIES, NET — (7.42)%		$ (71,763,789)
TOTAL NET ASSETS — 100.00%		$ 967,527,294
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 29, 2018.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At June 29, 2018, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Net Unrealized Depreciation
Russell 2000 Mini Long Futures	169	13,921,375	September 2018	$(443,576)
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 29, 2018 (Unaudited)
Great-West S&P Small Cap 600® Index Fund
ASSETS:
Investments in securities, fair value (including $70,709,372 of securities on loan)(a)	$966,589,432
Repurchase agreements, fair value(b)	72,701,651
Cash	384,663
Margin deposits	632,404
Dividends receivable	962,631
Subscriptions receivable	1,981,105
Total Assets	1,043,251,886
LIABILITIES:
Payable for director fees	2,058
Payable for distribution fees	14,998
Payable for investments purchased	1,140,480
Payable for other accrued fees	67,595
Payable for shareholder services fees	176,456
Payable to investment adviser	147,312
Payable upon return of securities loaned	72,701,651
Redemptions payable	1,447,003
Variation margin on futures contracts	27,039
Total Liabilities	75,724,592
NET ASSETS	$967,527,294
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,405,311
Paid-in capital in excess of par	639,797,050
Net unrealized appreciation	236,311,655
Undistributed net investment income	626,092
Accumulated net realized gain	83,387,186
NET ASSETS	$967,527,294
NET ASSETS BY CLASS
Investor Class	$545,054,061
Class L	$76,866,282
Institutional Class	$345,606,951
CAPITAL STOCK:
Authorized
Investor Class	100,000,000
Class L	10,000,000
Institutional Class	150,000,000
Issued and Outstanding
Investor Class	37,070,704
Class L	4,038,149
Institutional Class	32,944,252
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$14.70
Class L	$19.04
Institutional Class	$10.49
(a) Cost of investments	$729,834,201
(b) Cost of repurchase agreements	$72,701,651
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 29, 2018 (Unaudited)
Great-West S&P Small Cap 600® Index Fund
INVESTMENT INCOME:
Interest	$89,079
Income from securities lending	466,377
Dividends	6,542,589
Foreign withholding tax	(301)
Total Income	7,097,744
EXPENSES:
Management fees	889,034
Shareholder services fees – Investor Class	920,271
Shareholder services fees – Class L	108,852
Audit and tax fees	14,805
Custodian fees	17,552
Director's fees	8,365
Distribution fees – Class L	77,330
Legal fees	973
Pricing fees	1,791
Registration fees	28,008
Shareholder report fees	13,403
Transfer agent fees	5,717
Other fees	2,398
Total Expenses	2,088,499
Less amount waived by investment adviser	18,092
Net Expenses	2,070,407
NET INVESTMENT INCOME	5,027,337
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	67,031,392
Net realized gain on futures contracts	1,312,368
Net Realized Gain	68,343,760
Net change in unrealized appreciation on investments	11,898,929
Net change in unrealized depreciation on futures contracts	(333,806)
Net Change in Unrealized Appreciation	11,565,123
Net Realized and Unrealized Gain	79,908,883
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$84,936,220
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West S&P Small Cap 600® Index Fund	2018 (Unaudited)	2017
OPERATIONS:
Net investment income	$5,027,337	$9,887,644
Net realized gain	68,343,760	95,400,744
Net change in unrealized appreciation	11,565,123	10,995,879
Net Increase in Net Assets Resulting from Operations	84,936,220	116,284,267
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(1,827,053)	(8,196,316)
Class L	(113,211)	(517,904)
Institutional Class	(2,460,981)	(9,989,744)
From net investment income	(4,401,245)	(18,703,964)
From net realized gains
Investor Class	-	(41,355,569)
Class L	-	(3,894,891)
Institutional Class	-	(37,112,674)
From net realized gains	0	(82,363,134)
Total Distributions	(4,401,245)	(101,067,098)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	87,435,045	200,252,070
Class L	29,373,964	46,680,199
Institutional Class	33,263,254	91,693,561
Shares issued in reinvestment of distributions
Investor Class	1,827,053	49,551,885
Class L	113,211	4,412,795
Institutional Class	2,460,981	47,102,418
Shares redeemed
Investor Class	(120,912,598)	(261,500,889)
Class L	(20,933,027)	(23,906,045)
Institutional Class	(70,589,718)	(121,823,321)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(57,961,835)	32,462,673
Total Increase in Net Assets	22,573,140	47,679,842
NET ASSETS:
Beginning of Period	944,954,154	897,274,312
End of Period(a)	$967,527,294	$944,954,154
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West S&P Small Cap 600® Index Fund	2018 (Unaudited)	2017
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	6,237,547	14,840,166
Class L	1,633,209	2,757,542
Institutional Class	3,350,176	9,189,702
Shares issued in reinvestment of distributions
Investor Class	121,318	3,670,453
Class L	5,806	253,573
Institutional Class	229,142	4,849,492
Shares redeemed
Investor Class	(8,648,002)	(19,285,767)
Class L	(1,169,153)	(1,351,553)
Institutional Class	(6,868,039)	(11,967,587)
Net Increase (Decrease)	(5,107,996)	2,956,021
(a) Including undistributed net investment income:	$626,092	$0
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/29/2018(Unaudited)	$13.52	0.07	1.16	1.23	(0.05)	-	(0.05)	$14.70	9.08% (d)
12/31/2017	$13.20	0.13	1.53	1.66	(0.22)	(1.12)	(1.34)	$13.52	12.75%
12/31/2016	$11.13	0.12	2.72	2.84	(0.12)	(0.65)	(0.77)	$13.20	25.74%
12/31/2015	$12.65	0.12	(0.42)	(0.30)	(0.14)	(1.08)	(1.22)	$11.13	(2.54%)
12/31/2014	$12.93	0.11	0.56	0.67	(0.15)	(0.80)	(0.95)	$12.65	5.20%
12/31/2013	$ 9.66	0.10	3.81	3.91	(0.16)	(0.48)	(0.64)	$12.93	40.59%
Class L
06/29/2018(Unaudited)	$17.50	0.06	1.51	1.57	(0.03)	-	(0.03)	$19.04	8.90% (d)
12/31/2017	$16.70	0.12	1.95	2.07	(0.15)	(1.12)	(1.27)	$17.50	12.52%
12/31/2016	$13.90	0.12	3.40	3.52	(0.07)	(0.65)	(0.72)	$16.70	25.43%
12/31/2015	$15.58	0.12	(0.54)	(0.42)	(0.13)	(1.13)	(1.26)	$13.90	(2.79%)
12/31/2014	$15.72	0.10	0.68	0.78	(0.12)	(0.80)	(0.92)	$15.58	4.93%
12/31/2013	$11.67	0.09	4.60	4.69	(0.16)	(0.48)	(0.64)	$15.72	40.25%
Institutional Class
06/29/2018(Unaudited)	$ 9.67	0.06	0.84	0.90	(0.08)	-	(0.08)	$10.49	9.25% (d)
12/31/2017	$ 9.82	0.13	1.14	1.27	(0.30)	(1.12)	(1.42)	$ 9.67	13.17%
12/31/2016	$ 8.47	0.12	2.07	2.19	(0.19)	(0.65)	(0.84)	$ 9.82	26.17%
12/31/2015 (e)	$10.00	0.09	(0.42)	(0.33)	(0.17)	(1.03)	(1.20)	$ 8.47	(3.57%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$545,054	0.56% (g)	0.56% (g)	0.96% (g)	10% (d)
12/31/2017	$532,234	0.58%	0.58%	0.92%	24%
12/31/2016	$529,884	0.60%	0.60%	1.02%	26%
12/31/2015	$424,728	0.60%	0.60%	0.98%	25%
12/31/2014	$730,165	0.60%	0.60%	0.86%	20%
12/31/2013	$654,842	0.60%	0.60%	0.84%	17%
Class L
06/29/2018 (Unaudited)	$ 76,866	0.87% (g)	0.81% (g)	0.72% (g)	10% (d)
12/31/2017	$ 62,431	0.87%	0.83%	0.71%	24%
12/31/2016	$ 31,884	0.85%	0.85%	0.81%	26%
12/31/2015	$ 18,429	0.85%	0.85%	0.78%	25%
12/31/2014	$ 9,709	0.85%	0.85%	0.66%	20%
12/31/2013	$ 4,251	0.85%	0.85%	0.62%	17%
Institutional Class
06/29/2018 (Unaudited)	$345,607	0.20% (g)	0.20% (g)	1.31% (g)	10% (d)
12/31/2017	$350,290	0.23%	0.23%	1.28%	24%
12/31/2016	$335,507	0.25%	0.25%	1.37%	26%
12/31/2015 (e)	$257,667	0.25% (g)	0.25% (g)	1.37% (g)	25%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-five funds. Interests in the Great-West S&P Small Cap 600® Index Fund (the Fund) are included herein.The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s SmallCap 600® Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Semi-Annual Report - June 29, 2018

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 29, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 954,190,555	$ —	$ —	$ 954,190,555
Short Term Investments	—	85,100,528	—	85,100,528
Total Assets	$ 954,190,555	$ 85,100,528	$ 0	$ 1,039,291,083
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (443,576)	$ —	$ —	$ (443,576)
Total Liabilities	$ (443,576)	$ 0	$ 0	$ (443,576)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Semi-Annual Report - June 29, 2018

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 29, 2018 were as follows:
Federal tax cost of investments	$806,741,238
Gross unrealized appreciation on investments	301,054,257
Gross unrealized depreciation on investments	(68,947,988)
Net unrealized appreciation on investments	$232,106,269
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in

Semi-Annual Report - June 29, 2018

derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 192 futures contracts for the reporting period.
Valuation of derivative investments as of June 29, 2018 is as follows:
Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation	$(443,576) (a)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 29, 2018 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$1,312,368	Net change in unrealized depreciation on futures contracts	$(333,806)

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.19% of the Fund’s average daily net assets up to $1 billion dollars, 0.14% of the Fund’s average daily net assets over $1 billion dollars and 0.09% of the Fund’s average daily net assets over $2 billion dollars. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.21% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2019 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.

Semi-Annual Report - June 29, 2018

The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At June 29, 2018, the amounts subject to recoupment were as follows:
Balance of Recoupable Expenses as of June 29, 2018	Balance of Recoupable Expenses as of December 31, 2017	Recoupment of Past Reimbursed Fees by the Adviser
$18,092	$24,224	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited, an affiliate of the Adviser and GWL&A. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-five funds for which they serve as directors was $555,000 for the period ended June 29, 2018.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 29, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $89,643,945 and $144,959,657, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 29, 2018, the Fund had securities on loan valued at $70,709,372 and received collateral as reported on the Statement of Assets and Liabilities of $72,701,651 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 29, 2018, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 29, 2018

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2018 (the “Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and Irish Life Investment Managers Limited (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West S&P Small Cap 600 Index Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board. Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and re-investments of the assets of the Fund, which includes making decisions to buy, sell or hold any particular security.
On March 27-28, 2018, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”), and met separately with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”), and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class (Investor Class, through April 30, 2015) as compared against the index the Fund is designed to track and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three-, five- and ten- year periods ended December 31, 2017. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to returns of the index the Fund is designed to track and its peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of the index the Fund is designed to track and to a peer group of funds.
The Board noted that, although the Fund underperformed the index the Fund is designed to track for the one-, three-, five- and ten-year periods ended December 31, 2017 primarily due to the Fund’s expenses, the Fund was in the second, first, first and first quartiles, respectively, of its peer group for the same periods (the first quartile being the best performers and the fourth quartile being the worst performers). The Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis provided by the Independent Fee Consultant that assessed the fees retained by GWCM. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much, or more than, the cost of the Fund’s operating expenses as of December 31, 2015 and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2019, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015 and that in the future GWCM may only increase the expense limit with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, for each Class the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer groups and peer universe.
Based on the information provided, the Board noted that for each Class the Fund’s Contractual Management Fee was the same as the median contractual management fees of its respective peer group of funds, the Fund’s Investor Class Contractual Management Fee was lower than the average of its peer group and the Fund’s Institutional Class Contractual Management Fee was higher than the average of its peer group. The Board also noted that the Fund’s Investor Class total annual operating expense ratio was in the third quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses). The Board further noted that the Fund’s Investor Class total annual operating expense ratio was higher than the average (by five basis points) and median of its peer group and higher than the average and median of the peer universe. The Fund’s Institutional Class total annual operating expense ratio was the same as the median of the peer group, lower than the average of its peer group and lower than the average and median of its peer universe.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser in the same investment style as the Fund and noted that, based on the information provided by the Sub-Adviser, any fees charged by the Sub-Adviser to these other accounts were consistent with the fee charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by the Independent Fee Consultant related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. In evaluating the information provided by the Sub-Adviser, the Board noted that the Sub-Adviser’s profitability was based on the Sub-Adviser’s aggregate profitability for providing sub-advisory services to five funds of the Company, including the Fund. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM and the Sub-Adviser, including, in particular the shareholder services provided by GWCM’s parent company, Great-West Life and Annuity Insurance Company (“GWLA”). The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with

GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWLA and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 23, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 23, 2018
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 23, 2018